                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkins Capital, L.P.
Address: 717 Texas Ave., Suite 3001
         Houston, Texas  77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Russell Hawkins
Title: Manager
Phone: 713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins                     Houston, Texas   February 4, 2009
    [Signature]                          [City, State]        [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-
Form 13F Information Table Entry Total:         37
Form 13F Information Table Value Total:   $538,727 (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                                                                     VOTING AUTHORITY
                                                          VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER  -------------------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE  SHARED NONE
------------------------------ -------------- --------- -------- ----------- ---- ------- -------- ------- ------ ----
HEINEKEN HOLDING NV            COM            b0cch46        355   12500 SH       SOLE               12500
HEINEKEN NV                    COM            7792559       2283   75000 SH       SOLE               75000
RHJ INTL CMN                   COM            025181496      372   76859 SH       SOLE               76859
MILLEA HOLDINGS IN             COM            6513126       3558  125000 SH       SOLE              125000
NIPPONKOA INSURAN              COM            6643380       2834  375000 SH       SOLE              375000
ALLEGHANY CORP DEL COM         COM            017175100     3017   10700 SH       SOLE               10700
ALTRIA GROUP INC               COM            02209s103     7530  500000 SH       SOLE              500000
AUTOMATIC DATA PROC            COM            053015103    25571  650000 SH       SOLE              650000
BAKER HUGHES INC               COM            057224107    19242  600000 SH       SOLE              600000
BJ SERVICES CO.                COM            055482103     5835  500000 SH       SOLE              500000
CINCINNATI FINL CORP COM       COM            172062101    17442  600000 SH       SOLE              600000
COCA COLA CMN                  COM            191216100    54324 1200000 SH       SOLE             1200000
COMPLETE PROD SVCS COM         COM            20453e109      392   48100 SH       SOLE               48100
CONOCOPHILLIPS                 COM            20825c104    20720  400000 SH       SOLE              400000
DIAGEO PLC SPON ADR (NEW)      COM            25243q205    53903  950000 SH       SOLE              950000
E M C CORPORATION MASS         COM            268648102    10470 1000000 SH       SOLE             1000000
EASTMAN CHEM CO                COM            277432100     7978  251600 SH       SOLE              251600
EL PASO CORP CMN               COM            28336l109     3132  400000 SH       SOLE              400000
EXPEDIA INCCMN                 COM            30212p105     6592  800000 SH       SOLE              800000
HONEYWELL INTL INC DEL         COM            438516106     4924  150000 SH       SOLE              150000
HUNTSMAN CORP COM              COM            447011107     6880 2000000 SH       SOLE             2000000
INTUITIVE SURGICAL INC         COM            46120e602     2540   20000 SH       SOLE               20000
JOHNSON & JOHNSON              COM            478160104    35898  600000 SH       SOLE              600000
LEUCADIA NATL CORP COM         COM            527288104     5940  300000 SH       SOLE              300000
MANPOWER INCCMN                COM            56418h100     5098  150000 SH       SOLE              150000
MEADWESTVACO CORP              COM            583334107    11190 1000000 SH       SOLE             1000000
MEDTRONIC INC                  COM            585055106    18852  600000 SH       SOLE              600000
MONSANTO CO NEW DEL  COM       COM            61166w101    14070  200000 SH       SOLE              200000
NORTH AMERN ENERGY PAR COM     COM            656844107     1670  500000 SH       SOLE              500000
OAKTREE CAP GROUP LLC UNIT CL  COM                          7956  442000 SH       SOLE              442000
PHILIP MORRIS INTL INC COM     COM            718172109    60914 1400000 SH       SOLE             1400000
ROYAL DUTCH SHELL PLC SPON ADR COM            780259107    69248 1346455 SH       SOLE             1346455
SANOFI AVENTIS SPONSORED ADR   COM            80105n105     4062  126311 SH       SOLE              126311
SOUTHWEST AIRLINES CO          COM            844741108     9833 1140760 SH       SOLE             1140760
UNITED PARCEL SERVICE CL B     COM            911312106     8384  152000 SH       SOLE              152000
UNITEDHEALTH GROUP INCCMN      COM            91324p102    21280  800000 SH       SOLE              800000
WEATHERFORD INTERNATIONAL LTD  COM            g95089101     4436  410000 SH       SOLE              410000


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